UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	3,900,000,000	1,000
Common shares, shares issued (in shares)	17,961,009	1,000
Common shares, shares outstanding (in shares)	17,961,009	1,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	100,000,000	0
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred stock, dividend rate	1.00%	1.00%
Preferred stock, issued (in shares)	140,000	0
Preferred stock, outstanding (in shares)	140,000	0
Preferred stock, aggregate liquidation preference	$ 140,000,000	$ 0
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.001
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, issued (in shares)	40,000	0
Preferred stock, outstanding (in shares)	40,000	0